Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 08, 2023	Nov. 01, 2023
Subsequent Events (Details) [Line Items]
Received additional advance from related party		$ 224,500
Public shares	1,000,000
Price per share	$ 0.033